7. Goodwill And Intangible Assets, Net (Details)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)	Dec. 31, 2012 Customer Relationships CNY	Dec. 31, 2011 Customer Relationships CNY	Dec. 31, 2012 Customer Relationships U.S. Dollars USD ($)	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Software U.S. Dollars USD ($)	Dec. 31, 2012 Internally Generated Software CNY	Dec. 31, 2011 Internally Generated Software CNY	Dec. 31, 2012 Internally Generated Software U.S. Dollars USD ($)	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2012 Trademarks U.S. Dollars USD ($)
Weighted Average Amortization Period				4 years 5 months 22 days	4 years 5 months 22 days		5 years	5 years		4 years	4 years
Gross Carrying Amount	94,987,221	83,037,620		36,270,003	36,270,003		6,588,516	6,588,516		51,752,702	39,803,101		376,000	376,000
Accumulated Amortization	72,771,017	65,846,644		36,270,003	32,970,671		6,298,813	5,327,401		30,202,201	27,548,572
Net Book Value	22,216,204	17,190,976	$ 3,565,946		3,299,332		289,703	1,261,115	$ 46,500	21,550,501	12,254,529	$ 3,459,094	376,000	376,000	$ 60,352